Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer